Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Income (loss) from continuing operations before income taxes:
United States	$ (876,048)	$ (1,023,840)
Foreign	(6,067,017)	2,291,046
Provision (benefit) for income taxes	$ (6,943,065)	$ 1,267,206
Current tax expense (benefit):
Federal
Foreign
Current tax expense
Deferred tax expense (benefit):
Federal
Foreign
Deferred tax expense (benefit)
Net income (loss) after taxes